Note 8 - Stockholders' Equity (Detail) - Nonvested Stock Options (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Nonvested January 1, 2010	2,178,318		3,328,731	186,413
Nonvested January 1, 2010 (in Dollars per share)	$ 0.87		$ 0.88	$ 2.41
Shares Granted	3,097,400	[1]		3,246,450	[1]
Weighted-Average Grant Date Fair Value - Granted (in Dollars per share)	$ 0.48			$ 0.83
Shares Forfeited	(258,517)		(51,833)	(41,667)
Weighted-Average Grant Date Fair Value - Forfeited (in Dollars per share)	$ 0.85		$ 0.88	$ 1.92
Shares Vested	(971,984)		(1,098,580)	(62,465)
Weighted-Average Grant Date Fair Value - Vested (in Dollars per share)	$ 1.04		$ 0.89	$ 2.31
Shares Nonvested	4,045,218		2,178,318	3,328,731
Weighted-Average Grant Date Fair Value - Nonvested (in Dollars per share)	$ 0.56		$ 0.87	$ 0.88

[1]	All options granted during the years ended December 31, 2010 and 2012 were granted with exercise prices which were deemed to be the fair market value of the Company's stock on the date of grant.